Supplement dated March 5, 2014 to the Wilmington Funds Prospectus dated August 31, 2013 (the “Prospectus”)

Wilmington Multi-Manager Alternatives Fund (the “Fund”)

Effective as of February 28, 2014, Stefan Mykytiuk, the portfolio manager at TIG Advisors, LLC (“TIG”), a Fund sub-advisor, ceased managing a portion of the Fund’s assets.  As a result, Wilmington Funds Management Corporation (“WFMC”), the Fund’s investment advisor, began re-allocating Fund assets so that TIG no longer manages a portion of the Fund’s assets.

All references to Mr. Mykytiuk in the Prospectus are hereby deleted.

In addition, the paragraph sub-titled “Investment Sub-Advisors” under “Management of the Fund” on page 28 of the Prospectus is restated as follows (until such time as WFMC re-allocates assets to TIG):

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Acuity Capital Management, LLC (“Acuity”), Calypso Capital Management, LP (“Calypso”), Parametric Risk Advisers (“Parametric RA”) and P/E Global LLC (“PE Global”).

Further, the paragraph relating to TIG on page 113 of the Prospectus is restated as follows:

TIG Advisors, LLC (“TIG”) may, from time to time, sub-advise a portion of the Multi-Manager Alternatives Fund. TIG, located at 520 Madison Avenue, 26th Floor, New York, NY 10022, is a registered investment advisor. As of June 30, 2013, TIG had assets under management of approximately $1.3 billion.

Please keep this Supplement for future reference

Supplement dated March 5, 2014 to the Wilmington Funds Statement of Additional Information dated August 31, 2013 (the “SAI”)

Wilmington Multi-Manager Alternatives Fund (the “Fund”)

Effective as of February 28, 2014, Stefan Mykytiuk, the portfolio manager at TIG Advisors, LLC (“TIG”), a Fund sub-advisor, ceased managing a portion of the Fund’s assets.  As a result, Wilmington Funds Management Corporation (“WFMC”), the Fund’s investment advisor, began re-allocating Fund assets so that TIG no longer manages a portion of the Fund’s assets.

All references to Mr. Mykytiuk in the SAI are hereby deleted (i.e., pages 111-112 of the SAI).

In addition, the first paragraph following “Multi-Manager Alternatives Fund” on page 90 of the SAI is restated as follows:

Each of Acuity Capital Management, LLC (“Acuity”), Calypso Capital Management, LP (“Calypso”), TIG Advisors, LLC (“TIG”), Parametric Risk Advisers (“Parametric RA”) and P/E Global LLC (“PE Global”) act as sub-advisors to the Fund.  WFMC does not currently allocate any assets to TIG.

Please keep this Supplement for future reference